UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2015 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal	Value

Brazil – 3.8%
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–17 (B)	BRL1,600	$489
10.000%, 1–1–21 (B)	1,400	405
10.000%, 1–1–23 (B)	870	247
10.000%, 1–1–25 (B)	2,200	612

		1,753

Chile – 6.0%
Republic of Chile
5.500%, 8–5–20 (B)	CLP1,661,000	2,773

Columbia – 6.3%
Colombian TES:
8.000%, 10–28–15 (B)	COP1,500,000	582
11.250%, 10–24–18 (B)	1,274,000	572
5.000%, 11–21–18 (B)	400,000	151
10.000%, 7–24–24 (B)	1,092,000	495
6.000%, 4–28–28 (B)	3,315,000	1,082

		2,882

Hungary – 4.7%
Hungary Government Bond:
5.500%, 2–12–16 (B)	HUF110,000	399
5.500%, 12–20–18 (B)	26,000	101
7.000%, 6–24–22 (B)	98,000	417
6.000%, 11–24–23 (B)	126,240	515
5.500%, 6–24–25 (B)	179,510	715

		2,147

Indonesia – 4.5%
Indonesia Government Bond:
6.125%, 5–15–28 (B)	IDR5,500,000	339
9.000%, 3–15–29 (B)	14,750,000	1,166
8.250%, 6–15–32 (B)	1,200,000	88
8.375%, 3–15–34 (B)	6,200,000	464

		2,057

Malaysia – 8.6%
Malaysia Government Bond:
3.197%, 10–15–15 (B)	MYR7,500	1,990
3.172%, 7–15–16 (B)	3,720	987
3.394%, 3–15–17 (B)	400	107
3.889%, 7–31–20 (B)	220	59
3.418%, 8–15–22 (B)	1,070	275
4.392%, 4–15–26 (B)	180	49
4.232%, 6–30–31 (B)	250	65
4.127%, 4–15–32 (B)	122	31
4.935%, 9–30–43 (B)	1,403	382

		3,945

Mexico – 5.1%
Mexican Bonos:
8.000%, 12–17–15 (B)	MXN6,830	444
7.250%, 12–15–16 (B)	1,000	67
5.000%, 6–15–17 (B)	3,000	194
8.500%, 12–13–18 (B)	2,000	142
10.000%, 12–5–24 (B)	2,110	172
7.500%, 6–3–27 (B)	1,300	91
7.750%, 5–29–31 (B)	3,650	259
10.000%, 11–20–36 (B)	6,000	522
7.750%, 11–13–42 (B)	6,537	463

		2,354

Nigeria – 2.9%
Nigeria Government Bond:
7.000%, 10–23–19 (B)	NGN160,000	604
15.540%, 2–13–20 (B)	28,000	143
12.149%, 7–18–34 (B)	145,617	604

		1,351

Peru – 4.6%
Republic of Peru:
7.840%, 8–12–20 (B)	PEN890	312
8.200%, 8–12–26 (B)	1,025	360
6.950%, 8–12–31 (B)	700	215
6.900%, 8–12–37 (B)	4,092	1,240

		2,127

Philippines – 5.0%
Republic of Philippines:
3.900%, 11–26–22 (B)	PHP37,000	813
6.250%, 1–14–36 (B)	60,000	1,510

		2,323

Poland – 4.8%
Poland Government Bond:
5.000%, 4–25–16 (B)	PLN1,740	475
5.250%, 10–25–17 (B)	650	185
2.500%, 7–25–18 (B)	1,050	281
5.750%, 9–23–22 (B)	1,000	311
4.000%, 10–25–23 (B)	1,430	403
5.750%, 4–25–29 (B)	1,623	538

		2,193

Romania – 4.7%
Romania Government Bond:
5.800%, 10–26–15 (B)	RON2,050	518
5.900%, 7–26–17 (B)	350	94
5.750%, 4–29–20 (B)	460	128
5.950%, 6–11–21 (B)	100	28
5.850%, 4–26–23 (B)	3,330	928
4.750%, 2–24–25 (B)	1,845	480

		2,176

Russia – 2.9%
Russia Government Bond
7.050%, 1–19–28 (B)	RUB99,107	1,347

South Africa – 6.6%
Republic of South Africa:
13.500%, 9–15–15 (B)	ZAR3,133	261
13.500%, 9–15–16 (B)	7,193	635
8.250%, 9–15–17 (B)	3,100	260
6.750%, 3–31–21 (B)	1,000	78
7.000%, 2–28–31 (B)	4,854	340
6.250%, 3–31–36 (B)	3,000	186
6.500%, 2–28–41 (B)	1,800	112
8.750%, 2–28–48 (B)	14,427	1,162

		3,034

Thailand – 3.3%
Thailand Government Bond:
3.650%, 12–17–21 (B)	THB22,223	697
3.580%, 12–17–27 (B)	1,000	30
4.260%, 12–12–37 (B)	24,600	782

		1,509

Turkey – 4.8%
Turkey Government Bond:
9.000%, 3–8–17 (B)	TRY1,150	426
10.400%, 3–27–19 (B)	890	342
10.500%, 1–15–20 (B)	150	58
8.800%, 9–27–23 (B)	2,840	1,035
9.000%, 7–24–24 (B)	950	351

		2,212

TOTAL OTHER GOVERNMENT SECURITIES – 78.6%		$36,183
(Cost: $40,451)

SHORT–TERM SECURITIES
Commercial Paper (C) – 14.1%
Bemis Co., Inc.
0.420%, 7–13–15	$1,000	1,000
General Mills, Inc.
0.370%, 7–1–15	1,000	1,000
J.M. Smucker Co. (The)
0.350%, 7–1–15	1,500	1,500
Kellogg Co.
0.400%, 8–13–15	1,000	999
McCormick & Co., Inc.
0.230%, 7–1–15	1,000	1,000
Siemens Capital Co. LLC (GTD by Siemens AG)
0.150%, 8–25–15	1,000	1,000

		6,499

Master Note – 4.1%
Toyota Motor Credit Corp.
0.140%, 7–1–15 (D)	1,876	1,876

TOTAL SHORT-TERM SECURITIES – 18.2%		$8,375
(Cost: $8,375)

TOTAL INVESTMENT SECURITIES – 96.8%		$44,558
(Cost: $48,826)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 3.2% (E)(F)		1,450

NET ASSETS – 100.0%		$46,008

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Principal or notional amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNY - China Yuan Renminbi, COP - Columbian Peso, HKD - Hong Kong Dollar, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira and ZAR - South African Rand).

(C)	Rate shown is the yield to maturity at June 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2015. Date shown represents the date that the variable rate resets.

(E)	Cash of $25 has been pledged as collateral on open futures contracts.

(F)	Cash of $300 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following futures contracts were outstanding at June 30, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
10-Year Euro Bund	Long	9-10-15	4	$678	$2
U.S. 2-Year Treasury Note	Short	10-5-15	11	(2,408)	(4)
				$(1,730)	$(2)

The following forward foreign currency contracts were outstanding at June 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Brazilian Real	299	U.S. Dollar	98	7-2-15	Barclays Capital, Inc.	$2		$—
Malaysian Ringgit	100	U.S. Dollar	26	7-2-15	Barclays Capital, Inc.	—		—	*
U.S. Dollar	457	Brazilian Real	1,440	7-2-15	Barclays Capital, Inc.	6		—
U.S. Dollar	26	Malaysian Ringgit	100	7-2-15	Barclays Capital, Inc.	—	*	—
Israeli Shekel	2,200	U.S. Dollar	569	7-6-15	Barclays Capital, Inc.	—		14
U.S. Dollar	574	Israeli Shekel	2,200	7-6-15	Barclays Capital, Inc.	9		—
Mexican Peso	22,445	U.S. Dollar	1,461	7-8-15	Barclays Capital, Inc.	33		—
U.S. Dollar	1,710	Mexican Peso	26,373	7-8-15	Barclays Capital, Inc.	—		33
Indonesian Rupiah	1,900,000	U.S. Dollar	142	7-9-15	Barclays Capital, Inc.	—	*	—
U.S. Dollar	593	Indonesian Rupiah	7,911,766	7-9-15	Barclays Capital, Inc.	—		1
Australian Dollar	1,220	U.S. Dollar	928	7-10-15	Barclays Capital, Inc.	—		13
Euro	240	U.S. Dollar	266	7-10-15	Barclays Capital, Inc.	—		1
U.S. Dollar	276	Australian Dollar	360	7-10-15	Barclays Capital, Inc.	1		—
U.S. Dollar	272	Euro	240	7-10-15	Barclays Capital, Inc.	—		5
Japanese Yen	61,000	U.S. Dollar	492	7-13-15	Barclays Capital, Inc.	—		6
U.S. Dollar	292	Japanese Yen	36,000	7-13-15	Barclays Capital, Inc.	2		—
Polish Zloty	1,509	U.S. Dollar	412	7-20-15	Barclays Capital, Inc.	10		—
U.S. Dollar	591	Russian Ruble	32,404	7-20-15	Barclays Capital, Inc.	—		8
U.S. Dollar	42	Thai Baht	1,415	7-24-15	Barclays Capital, Inc.	—		—	*
Euro	249	Turkish New Lira	740	7-29-15	Barclays Capital, Inc.	—		3
Turkish New Lira	1,080	Euro	368	7-29-15	Barclays Capital, Inc.	11		—
Turkish New Lira	6,105	U.S. Dollar	2,229	7-29-15	Barclays Capital, Inc.	—		29
U.S. Dollar	242	Colombian Peso	603,162	7-29-15	Barclays Capital, Inc.	—		11
U.S. Dollar	1,658	Turkish New Lira	4,510	7-29-15	Barclays Capital, Inc.	11		—
Hungarian Forint	35,117	U.S. Dollar	127	7-31-15	Barclays Capital, Inc.	3		—
U.S. Dollar	89	Hungarian Forint	25,000	7-31-15	Barclays Capital, Inc.	—		—	*
Chinese Yuan Renminbi	3,600	U.S. Dollar	588	8-3-15	Barclays Capital, Inc.	—		—	*
Euro	260	U.S. Dollar	290	8-3-15	Barclays Capital, Inc.	—	*	—
Japanese Yen	34,000	U.S. Dollar	273	8-3-15	Barclays Capital, Inc.	—		5
U.S. Dollar	273	Japanese Yen	34,000	8-3-15	Barclays Capital, Inc.	4		—
Brazilian Real	1,521	U.S. Dollar	485	8-4-15	Barclays Capital, Inc.	2		—
U.S. Dollar	782	Brazilian Real	2,488	8-4-15	Barclays Capital, Inc.	9		—
U.S. Dollar	624	Peruvian New Sol	1,998	8-7-15	Barclays Capital, Inc.	1		—
South African Rand	31,726	U.S. Dollar	2,588	8-11-15	Barclays Capital, Inc.	—		1
U.S. Dollar	678	South African Rand	8,400	8-11-15	Barclays Capital, Inc.	8		—
U.S. Dollar	243	Chilean Peso	152,000	8-14-15	Barclays Capital, Inc.	—		6
U.S. Dollar	1,454	Russian Ruble	75,723	8-24-15	Barclays Capital, Inc.	—		108

Russian Ruble	32,404	U.S. Dollar	488	9-21-15	Barclays Capital, Inc.	—		83
Malaysian Ringgit	1,367	U.S. Dollar	361	7-2-15	Citibank N.A.	—		1
U.S. Dollar	363	Malaysian Ringgit	1,367	7-2-15	Citibank N.A.	—		1
Malaysian Ringgit	500	U.S. Dollar	133	7-8-15	Citibank N.A.	1		—
Mexican Peso	900	U.S. Dollar	58	7-8-15	Citibank N.A.	1		—
U.S. Dollar	458	Mexican Peso	7,000	7-8-15	Citibank N.A.	—		13
Polish Zloty	190	U.S. Dollar	52	7-20-15	Citibank N.A.	1		—
U.S. Dollar	1,115	Polish Zloty	4,125	7-20-15	Citibank N.A.	—		19
Romanian Leu	350	U.S. Dollar	88	7-24-15	Citibank N.A.	1		—
U.S. Dollar	129	Romanian Leu	520	7-24-15	Citibank N.A.	—		—	*
Singapore Dollar	360	U.S. Dollar	267	7-27-15	Citibank N.A.	—		—	*
U.S. Dollar	179	Singapore Dollar	240	7-27-15	Citibank N.A.	—		1
Euro	121	Turkish New Lira	360	7-29-15	Citibank N.A.	—		2
U.S. Dollar	1,574	Turkish New Lira	4,317	7-29-15	Citibank N.A.	22		—
U.S. Dollar	583	Hungarian Forint	164,876	7-31-15	Citibank N.A.	—		1
South African Rand	502	U.S. Dollar	41	8-11-15	Citibank N.A.	—		—	*
U.S. Dollar	856	South African Rand	10,700	8-11-15	Citibank N.A.	17		—
Euro	750	U.S. Dollar	838	8-13-15	Citibank N.A.	1		—
Euro	613	U.S. Dollar	691	8-18-15	Citibank N.A.	7		—
U.S. Dollar	740	Euro	649	8-18-15	Citibank N.A.	—		16
Brazilian Real	1,697	U.S. Dollar	528	7-2-15	Credit Suisse International	—		18
Malaysian Ringgit	1,267	U.S. Dollar	335	7-2-15	Credit Suisse International	—		1
U.S. Dollar	181	Brazilian Real	556	7-2-15	Credit Suisse International	—		2
U.S. Dollar	335	Malaysian Ringgit	1,267	7-2-15	Credit Suisse International	1		—
New Taiwan Dollar	8,400	U.S. Dollar	274	7-8-15	Credit Suisse International	2		—
Indonesian Rupiah	1,000,000	U.S. Dollar	75	7-9-15	Credit Suisse International	—		—	*
Russian Ruble	38,200	U.S. Dollar	675	7-9-15	Credit Suisse International	—		15
U.S. Dollar	469	Russian Ruble	25,300	7-9-15	Credit Suisse International	—		12
U.S. Dollar	374	Malaysian Ringgit	1,417	7-15-15	Credit Suisse International	2		—
U.S. Dollar	1,282	Thai Baht	43,426	7-24-15	Credit Suisse International	2		—
Colombian Peso	1,180,000	U.S. Dollar	457	7-29-15	Credit Suisse International	5		—
Turkish New Lira	1,460	U.S. Dollar	537	7-29-15	Credit Suisse International	—		3
U.S. Dollar	173	Colombian Peso	440,000	7-29-15	Credit Suisse International	—		4
Chinese Yuan Renminbi	3,600	U.S. Dollar	587	8-3-15	Credit Suisse International	—		—	*
Brazilian Real	116	U.S. Dollar	37	8-4-15	Credit Suisse International	—		—	*
U.S. Dollar	141	Peruvian New Sol	450	8-7-15	Credit Suisse International	—		—	*
Philippine Peso	8,300	U.S. Dollar	184	8-10-15	Credit Suisse International	—	*	—
Chilean Peso	338,000	U.S. Dollar	552	8-14-15	Credit Suisse International	26		—
U.S. Dollar	351	Chilean Peso	221,000	8-14-15	Credit Suisse International	—		7
Russian Ruble	1,900	U.S. Dollar	34	8-24-15	Credit Suisse International	1		—
U.S. Dollar	140	Russian Ruble	7,700	8-24-15	Credit Suisse International	—		3
Malaysian Ringgit	3,535	U.S. Dollar	967	10-19-15	Credit Suisse International	34		—
Philippine Peso	29,500	U.S. Dollar	652	7-9-15	Deutsche Bank AG	—		2
U.S. Dollar	139	Australian Dollar	180	7-10-15	Deutsche Bank AG	—	*	—
U.S. Dollar	625	Romanian Leu	2,570	7-24-15	Deutsche Bank AG	16		—
Turkish New Lira	1,365	U.S. Dollar	495	7-29-15	Deutsche Bank AG	—		10
U.S. Dollar	259	Turkish New Lira	730	7-29-15	Deutsche Bank AG	12		—
U.S. Dollar	651	Philippine Peso	29,500	8-10-15	Deutsche Bank AG	3		—
U.S. Dollar	64	South African Rand	800	8-11-15	Deutsche Bank AG	1		—
Malaysian Ringgit	1,520	U.S. Dollar	411	5-25-16	Deutsche Bank AG	16		—
Mexican Peso	3,203	U.S. Dollar	207	7-8-15	Goldman Sachs International	4		—
U.S. Dollar	270	New Taiwan Dollar	8,400	7-8-15	Goldman Sachs International	2		—
U.S. Dollar	658	Philippine Peso	29,500	7-9-15	Goldman Sachs International	—		4
U.S. Dollar	526	Australian Dollar	680	7-10-15	Goldman Sachs International	—		2
Japanese Yen	10,000	U.S. Dollar	81	7-13-15	Goldman Sachs International	—		—	*
Singapore Dollar	400	U.S. Dollar	296	7-27-15	Goldman Sachs International	—		1
U.S. Dollar	74	Singapore Dollar	100	7-27-15	Goldman Sachs International	—	*	—
Colombian Peso	410,000	U.S. Dollar	159	7-29-15	Goldman Sachs International	2		—
U.S. Dollar	89	Turkish New Lira	241	7-29-15	Goldman Sachs International	—	*	—
U.S. Dollar	83	Hungarian Forint	23,000	7-31-15	Goldman Sachs International	—		2
U.S. Dollar	136	South African Rand	1,700	8-11-15	Goldman Sachs International	3		—
Chilean Peso	35,000	U.S. Dollar	55	8-14-15	Goldman Sachs International	1		—
U.S. Dollar	168	Russian Ruble	9,000	8-24-15	Goldman Sachs International	—		9
						$296		$476

The following interest rate swap agreements were outstanding at June 30, 2015:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (B)	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	Pay	3-Month Johannesburg Interbank Agreed Rate	7.250%	8/28/2017	ZAR1,636	$9	$9
Barclays Capital, Inc.	Pay	3-Month Johannesburg Interbank Agreed Rate	7.250%	8/29/2017	1,674	9	9
Barclays Capital, Inc.	Pay	3-Month Johannesburg Interbank Agreed Rate	7.320%	9/5/2017	1,714	11	11
Barclays Capital, Inc.	Receive	3-Month Johannesburg Interbank Agreed Rate	8.240%	8/28/2025	610	1	1
Barclays Capital, Inc.	Receive	3-Month Johannesburg Interbank Agreed Rate	8.285%	8/29/2025	624	— *	— *
Barclays Capital, Inc.	Receive	3-Month Johannesburg Interbank Agreed Rate	8.520%	9/5/2025	623	(7)	(7)
Barclays Capital, Inc.	Pay	3-Month Shaghai Interbank Offered Rate	2.385%	6/19/2016	CNY2,823	(2)	(2)
Citibank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	2.280%	10/28/2024	HKD107	(1)	(2)
Citibank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.680%	11/11/2016	CNY221	1	(2)
Citibank N.A.	Receive	Brazil Interbank Deposit Rate	12.440%	1/4/2021	BRL290	— *	— *
Deutsche Bank AG	Pay	6-Month Association of Banks in Singapore Swap Offer Rate	2.000%	10/17/2021	SGD750	(16)	(14)
JPMorgan Chase Bank N.A.	Receive	3-Month Hong Kong Interbank Offered Rate	1.925%	10/16/2021	HKD758	(8)	(10)
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.750%	11/6/2016	CNY221	1	1
JPMorgan Chase Bank N.A.	Pay	3-Month Shaghai Interbank Offered Rate	3.880%	12/11/2017	35	— *	— *
JPMorgan Chase Bank N.A.	Receive	Brazil Interbank Deposit Rate	13.910%	1/3/2017	BRL2,445	— *	(2)
JPMorgan Chase Bank N.A.	Receive	Brazil Interbank Deposit Rate	13.920%	1/3/2017	4,054	— *	(2)
Nomura Securities International, Inc.	Receive	6-Month Bloomberg Thailand Fixing Rate	1.965%	10/3/2015	THB 648	(1)	(1)
						$(3)	$(11)

The Fund’s investments are reported at fair value. Fair value is defined as the price that the Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for the Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$36,183	$—
Short-Term Securities	—	8,375	—
Total	$—	$44,558	$—
Forward Foreign Currency Contracts	$—	$296	$—
Futures Contracts	$2	$—	$—
Interest Rate Swaps	$—	$31	$—
Liabilities
Forward Foreign Currency Contracts	$—	$476	$—
Futures Contracts	$4	$—	$—
Interest Rate Swaps	$—	$42	$—

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$48,826

Gross unrealized appreciation	430
Gross unrealized depreciation	(4,698)

Net unrealized depreciation	$(4,268)

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 28, 2015

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 28, 2015